Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (651)	$ (2,169)
Amortization income	$ 651	1,518
Unfavorable contract rights, Ending Balance		$ (651)